UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2008 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 91.9%
California 80.3%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (a)	1,455,000	962,439
Series C, Zero Coupon, 9/1/2018 (a)	1,000,000	623,750
Series C, 6.0%, 9/1/2014 (a)	1,000,000	1,154,420
Series C, 6.0%, 9/1/2016 (a)	1,000,000	1,153,460
Series A, 6.0%, 9/1/2024 (a)	3,500,000	4,041,415
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025 (a)	5,000,000	5,250,000
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017 (a)	1,735,000	1,137,969

Series A, Zero Coupon, 8/1/2018 (a)	1,510,000	931,595
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015 (a)	3,400,000	3,773,592
6.0%, 4/1/2022 (a)	13,500,000	15,485,040
Burbank, CA, School District General Obligation, Unified School District, Series B, Zero Coupon, 8/1/2014 (a)	3,000,000	2,337,900
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 (a)	4,000,000	2,384,360
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014 (a)	2,240,000	1,760,797
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,745,336
California, Higher Education Revenue, 5.25%, 11/1/2019 (a)	3,500,000	3,691,100
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014 (a)	1,470,000	1,150,892
California, Hospital & Healthcare Revenue, Communities Development Authority, 6.5%, 8/1/2012	13,265,000	14,190,101
California, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Series A, Zero Coupon, 10/1/2012 (a)	4,900,000	4,211,991
California, Hospital & Healthcare Revenue, Statewide Community Development Authority, 6.0%, 6/1/2010 (a)	1,000,000	1,057,690
California, Residential Efficiency Financing Authority Certificates of Participation, Capital Improvements, Series 2007, 5.5%, 4/1/2017 (a)	35,000	35,427
California, Resource Recovery Revenue, Tobacco Securitization Authority, Series A, 5.375%, 6/1/2041	5,000,000	5,393,050
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	4,750,000	5,103,875
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	405,000	410,982
California, Single Family Housing Revenue, Mortgage Finance Authority, AMT, Series B, 7.3%, 6/1/2031	25,000	25,914
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	10,000,000	8,341,200
Series B, 5.5%, 6/1/2043	9,950,000	10,862,216
Series B, 5.625%, 6/1/2038	13,655,000	14,984,587
Series A-1, 5.75%, 6/1/2047	4,815,000	4,202,243
Series 2003-A-1, 6.75%, 6/1/2039	16,750,000	19,239,217
California, State Agency General Obligation Lease, Public Works Board, Department of Corrections:
Series A, 7.4%, 9/1/2010 (a)	1,000,000	1,102,460
Series A-2, 7.4%, 9/1/2010	3,365,000	3,711,326
California, State Center Community College District, Election 2002, Series A, 5.0%, 8/1/2026 (a)	10,630,000	11,171,917
California, State Department of Water Resources, Water Revenue:
ETM, 5.5%, 12/1/2014 (a)	70,000	79,701
5.5%, 12/1/2014 (a)	11,930,000	13,525,637
California, State General Obligation:
5.0%, 2/1/2013	1,250,000	1,319,138
5.0%, 11/1/2027	12,000,000	12,225,240
5.0%, 9/1/2032	10,000,000	10,046,200
5.125%, 4/1/2024	7,400,000	7,600,244
5.125%, 11/1/2024	1,000,000	1,033,120
6.5%, 9/1/2010	1,305,000	1,418,287
California, State General Obligation, Various Purposes, 5.0%, 3/1/2027	10,000,000	10,159,800
California, State Public Works Board, Lease Revenue, University of California Projects, Series F, 5.0%, 11/1/2018	5,405,000	5,773,459
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,767,778
California, State University Revenue:
Series C, 5.0%, 11/1/2019 (a) (b)	18,245,000	19,491,498

Series A, 5.0%, 11/1/2024 (a)	5,000,000	5,113,450
Series A, 5.25%, 11/1/2021 (a)	3,090,000	3,226,609
California, Statewide Communities Development Authority, Certificates of Participation, 6.0%, 8/15/2017 (a)	1,000,000	1,048,510
California, Statewide Communities Development Authority Revenue, Kiaser Permanente, Series B, 2.587% **, 4/1/2036	5,000,000	3,625,000
California, Statewide Communities Development Authority Revenue, St. Joseph, 5.125%, 7/1/2024 (a)	15,000,000	15,397,650
Capistrano, CA, School District General Obligation, Unified School District, Improvement District No. 1, Series A, 6.25%, 8/1/2018 (a)	1,000,000	1,060,760
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018 (a)	3,050,000	1,901,217
Chino Basin, CA, Water & Sewer Revenue, Regional Financing Authority, 5.9%, 8/1/2011 (a)	1,290,000	1,413,014
Chino Valley, CA, Unified School District, Election 2002, Series C, 5.25%, 8/1/2030 (a)	5,000,000	5,168,500
Contra Costa County, CA, GNMA Mortgage Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,715,000	3,426,629
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (a)	9,240,000	10,079,546
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014 (a) (b)	2,750,000	2,771,065
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2016 (a)	555,000	397,902
Series A, Zero Coupon, 8/1/2021 (a)	1,920,000	1,030,694
Series A, Zero Coupon, 5/1/2022 (a)	1,385,000	711,779
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017 (a)	4,000,000	2,683,040
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015 (a)	3,165,000	2,357,893
Zero Coupon, 5/1/2016 (a)	3,335,000	2,344,438
ETM, Zero Coupon, 11/1/2017 (a)	5,500,000	3,772,450
Zero Coupon, 11/1/2018 (a)	4,605,000	2,801,268
Escondido, CA, Unified High School District, ETM, Zero Coupon, 11/1/2020 (a)	7,000,000	4,072,110
Foothill, CA:
ETM, Zero Coupon, 1/1/2018 (a)	10,000,000	6,751,500
ETM, Zero Coupon, 1/1/2020 (a)	10,000,000	6,046,400
Series A, Prerefunded, 7.15%, 1/1/2013	975,000	1,069,010
Foothill, CA, Eastern Corridor Agency, Series A, ETM, Zero Coupon, 1/1/2020	6,100,000	3,688,304
Foothill, CA, School District General Obligation, Zero Coupon, 8/1/2016 (a)	4,755,000	3,400,871
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Step-up Coupon, 0% to 7/15/2009, 5.8% to 1/15/2020 (a)	6,500,000	6,778,460
Step-up Coupon, 0% to 7/15/2009, 5.875% to 1/15/2026	5,000,000	4,691,200
Zero Coupon, 1/15/2017 (a)	5,975,000	3,814,918
Zero Coupon, 1/15/2018 (a)	6,250,000	3,757,187
Zero Coupon, 1/15/2025	10,000,000	3,685,600
Fresno, CA, School District General Obligation, Unified School District:
Series C, 5.9%, 2/1/2017 (a)	1,760,000	1,844,322
Series A, 6.4%, 8/1/2016 (a)	2,000,000	2,303,760
Grossmont, CA, Union High School District, Election of 2004, 5.375%, 8/1/2017 (a)	2,840,000	3,112,612
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014 (a)	400,000	310,988
Las Virgenes, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 11/1/2013 (a)	2,150,000	1,770,762
Series A, Zero Coupon, 11/1/2014 (a)	1,050,000	826,518
Series A, Zero Coupon, 11/1/2015 (a)	1,275,000	955,919
Zero Coupon, 11/1/2016 (a)	1,500,000	1,063,200
Long Beach, CA, Harbor Revenue, AMT:
Series A, 6.0%, 5/15/2016 (a)	8,430,000	9,352,242
Series A, 6.0%, 5/15/2019 (a)	10,600,000	11,836,808
Long Beach, CA, Port Authority Revenue, AMT:

Series A, 5.75%, 5/15/2016	12,570,000	13,329,731
Series A, 6.0%, 5/15/2017 (a)	1,500,000	1,669,260
Series A, 6.0%, 5/15/2018 (a)	4,000,000	4,456,480
Los Angeles County, CA, Core City General Obligation Lease, Convention and Exhibition Center Authority, Series A, 6.125%, 8/15/2011 (a)	1,000,000	1,102,370
Los Angeles County, CA, Multi-Family Mortgage Revenue, Valencia Housing Project, Series C, 1.5% *, 4/1/2031	1,400,000	1,400,000
Los Angeles, CA, Airport Revenue, AMT, Series B, 5.5%, 8/1/2016 (a)	6,500,000	6,904,690
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021 (a)	2,000,000	2,346,000
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016 (a)	1,000,000	698,820
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014 (a)	2,045,000	1,588,863
Series A, Zero Coupon, 8/1/2015 (a)	2,090,000	1,542,190
Series A, Zero Coupon, 8/1/2016 (a)	2,140,000	1,489,526
Midpeninsula Regional Open Space District, CA, Other General Obligation Lease, Zero Coupon, 9/1/2020 (a)	1,190,000	695,638
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	3,640,000	3,710,944
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014 (a)	1,370,000	1,477,298
Montebello, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2013 (a)	1,945,000	1,591,107
Murrieta Valley, CA, General Obligation, Unified School District:
Series A, Zero Coupon, 9/1/2016 (a)	2,500,000	1,732,975
5.0%, 9/1/2026 (a)	7,155,000	7,522,409
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	260,249
Oakland, CA, Port Authority Revenue, AMT, 5.75%, 11/1/2014 (a)	2,500,000	2,552,975
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019 (a)	1,420,000	850,140
Pomona, CA, Unified School District, Series B, ETM, 6.25%, 8/1/2014 (a)	1,020,000	1,192,125
Rancho, CA, Water District Financing Authority Revenue:
Series A, 5.0%, 8/1/2027 (a)	14,100,000	14,064,609
Series A, 5.0%, 8/1/2029 (a)	8,400,000	8,323,644
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017 (a)	1,635,000	1,078,152
Richmond, CA, Water & Sewer Revenue, Zero Coupon, 8/1/2020 (a)	2,495,000	1,463,841
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (a)	1,750,000	1,323,858
Zero Coupon, 6/1/2016 (a)	2,395,000	1,712,593
Sacramento County, CA, Resource Recovery Revenue, Sanitation District Financing Authority, Series A, 6.0%, 12/1/2014	5,000,000	5,441,700
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,085,000	1,104,931
6.0%, 9/1/2011	850,000	862,223
6.125%, 9/1/2014	605,000	613,143
6.3%, 9/1/2021	1,500,000	1,512,360
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41:
Series B, 2.631% **, 6/1/2039 (a)	10,000,000	7,800,000
Series A, 5.0%, 6/1/2026 (a)	11,435,000	11,567,189
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series K, 5.75%, 7/1/2018 (a) (b)	5,170,000	5,871,000
Series G, 6.5%, 9/1/2013 (a)	1,270,000	1,399,769
Sacramento, CA, Other General Obligation Lease, City Financing Authority:
Series B, 5.0%, 11/1/2014	4,200,000	4,435,116
Series A, 5.4%, 11/1/2020 (a) (b)	5,000,000	5,367,200
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	9,900,000	10,457,073
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016 (a)	2,685,000	1,855,120

Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (a)	1,000,000	1,137,600
Series A, 6.0%, 9/1/2014 (a) (b)	2,195,000	2,532,591
Series A, 6.0%, 9/1/2015 (a)	1,000,000	1,167,920
San Bernardino, CA, County General Obligation, Medical Center Financing Project:
5.5%, 8/1/2017 (a)	3,965,000	4,323,714
6.0%, 8/1/2009 (a)	2,085,000	2,133,893
San Bernardino, CA, Other Revenue Lease:
Series A, 5.25%, 11/1/2013 (a)	3,115,000	3,360,773
Series A, 5.25%, 11/1/2014 (a)	2,330,000	2,513,511
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2014 (a)	1,010,000	802,970
Zero Coupon, 8/1/2016 (a)	1,000,000	716,940
Zero Coupon, 8/1/2017 (a)	1,000,000	678,630
Zero Coupon, 8/1/2019 (a)	1,100,000	665,071
San Diego, CA, School District General Obligation, 5.25%, 7/1/2018 (a) (b)	1,600,000	1,766,400
San Diego, CA, School District General Obligation, Election of 1998:
Series B, 6.0%, 7/1/2019 (a)	3,350,000	3,961,576
Series B, 6.05%, 7/1/2018 (a)	770,000	919,711
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,336,352
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue, 5.25%, 7/1/2016 (a)	305,000	321,894
San Joaquin Hills, CA, Transportation Corridor Agency:
ETM, Zero Coupon, 1/1/2010	1,500,000	1,444,080
ETM, Zero Coupon, 1/1/2014	3,680,000	3,034,933
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015 (a)	12,065,000	9,070,950
Series A, Zero Coupon, 1/15/2016 (a)	3,485,000	2,470,760
Series A, Zero Coupon, 1/15/2017 (a)	3,965,000	2,637,716
Series A, Zero Coupon, 1/15/2018 (a)	2,640,000	1,650,502
Series A, Zero Coupon, 1/15/2019 (a)	3,185,000	1,874,882
San Jose, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2015 (a)	2,570,000	1,979,440
Series A, Zero Coupon, 8/1/2017 (a)	1,350,000	936,117
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020 (a)	1,680,000	1,992,665
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021 (a)	1,400,000	1,596,448
Santa Ana, CA, Other General Obligation, Police Administration and Holding Facility, Series A, 6.25%, 7/1/2024 (a)	2,000,000	2,341,860
Santa Barbara, CA, High School District, Election 2000, Series B, 5.0%, 8/1/2029 (a)	6,430,000	6,615,055
Santa Clara County, CA, Hospital & Healthcare Revenue, Financing Authority, VMC Replacement Project, Series A, 7.75%, 11/15/2008 (a)	3,250,000	3,334,792
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017 (a)	1,005,000	1,112,937
5.5%, 9/1/2018 (a)	1,060,000	1,173,494
5.6%, 9/1/2019 (a)	1,115,000	1,260,931
5.6%, 9/1/2020 (a)	1,180,000	1,332,409
5.65%, 9/1/2024 (a)	1,445,000	1,629,642
5.65%, 9/1/2025 (a)	1,520,000	1,716,308
5.65%, 9/1/2026 (a)	1,605,000	1,811,499
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012 (a)	3,675,000	4,279,831
Series B, 7.25%, 8/1/2013 (a)	3,400,000	4,057,152
Santaluz, CA, Sales & Special Tax Revenue, Santaluz Community Facilities No. 2:
6.25%, 9/1/2021	1,995,000	1,998,032
6.375%, 9/1/2030	4,925,000	4,928,990
Southern California, Electric Revenue, Public Power Authority, Power Project, 6.75%, 7/1/2010	6,000,000	6,512,460

Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,513,740
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, ETM, 5.75%, 7/1/2021	880,000	1,008,269
Series A, 5.75%, 7/1/2021	1,120,000	1,290,307
Southern California, Public Power Authority, Natural Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/1/2024	5,000,000	5,127,350
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 (a)	3,600,000	1,753,884
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015 (a)	1,250,000	925,600
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016 (a)	2,000,000	1,394,300
West Covina, CA, Sales & Special Tax Revenue, Fashion Plaza, 5.75%, 9/1/2009	595,000	610,119

		651,656,779
Puerto Rico 10.6%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	16,000,000	16,955,360
Commonwealth of Puerto Rico, Public Improvement, Series A:
5.25%, 7/1/2022	2,000,000	2,010,360
5.5%, 7/1/2020 (a)	13,250,000	14,186,775
Puerto Rico, Electric Revenue, Electric Power Authority:
Series JJ, 5.375%, 7/1/2017 (a)	10,605,000	11,225,499
Series KK, 5.5%, 7/1/2016 (a)	10,000,000	10,897,400
Puerto Rico, Industrial Development Revenue, Industrial Tourist Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2015 (a)	2,190,000	2,278,958
Series A, 5.625%, 7/1/2016 (a)	2,215,000	2,304,973
5.625%, 7/1/2017 (a)	2,345,000	2,440,254
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,151,450
Puerto Rico, Sales & Special Tax Revenue, Commonwealth Infrastructure Finance Authority, Series A, 5.5%, 10/1/2020	2,000,000	2,096,740
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority:
Series Z, 6.0%, 7/1/2018 (a)	7,250,000	8,368,530
Series Z, 6.25%, 7/1/2014 (a)	1,000,000	1,125,030
Series A, 6.25%, 7/1/2016 (a)	750,000	871,200
Puerto Rico, State General Obligation:
5.5%, 7/1/2015 (a)	3,665,000	3,970,624
5.65%, 7/1/2015 (a)	1,000,000	1,110,210
6.5%, 7/1/2015 (a)	4,000,000	4,590,321

		85,583,684
Virgin Islands 1.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	7,500,000	8,271,525

Total Municipal Bonds and Notes (Cost $710,176,298)		745,511,988

Municipal Inverse Floating Rate Notes (d) 19.0%
California 15.6%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027 (a) (c)	2,120,731	2,209,307
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028 (a) (c)	1,957,597	2,039,361
Trust: California, Austin Trust, Various States, Series 2008-1104, 14.623%, 5/1/2027, Leverage Factor at purchase date: 4 to 1

California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2025 (c)	13,870,000	14,546,025
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 14.591%, 4/1/2025, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (c)	17,205,000	17,978,484
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 14.604%, 4/1/2026, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	11,475,000	11,804,017
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962, 144A, 14.594%, 4/1/2031, Leverage Factor at purchase date: 4 to 1
California, State Department of Water Resources, Power Supply Revenue, Series A, 5.375%, 5/1/2018 (a) (c)	15,000,000	16,527,900
Trust: California, State Department of Water Resources, Power Supply Revenue, Series 309, 144A, 8.885%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (c)	7,300,000	7,769,298
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 32.892%, 12/1/2023, Leverage Factor at purchase date: 10 to 1
California, State Economic Recovery, Series A, 5.0%, 7/1/2015 (a) (c)	15,300,000	16,582,675
Trust: California, State Economic Recovery, RITES-PA 1262, 144A, 8.18%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (c)	10,000,000	10,379,300
Trust: San Francisco, CA, Bay Area Rapid Transit District, Series 2665, 144A, 32.9%, 8/1/2032, Leverage Factor at purchase date: 10 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/1/2012 (a) (c)	2,570,000	2,671,194
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662B, 144A, 9.645%, 5/1/2012, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 25, 5.75%, 5/1/2012 (a) (c)	2,890,000	3,003,794
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662H, 144A, 9.645%, 5/1/2012, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/1/2013 (a) (c)	2,730,000	2,895,097
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662C, 144A, 9.645%, 5/1/2013, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 25, 5.75%, 5/1/2013 (a) (c)	3,070,000	3,255,658
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662I, 144A, 9.645%, 5/1/2013, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/1/2014 (a) (c)	2,890,000	3,064,773
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662D, 144A, 9.645%, 5/1/2014, Leverage Factor at purchase date: 2 to 1

San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/1/2015 (a) (c)	3,060,000	3,193,171
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662E, 144A, 9.645%, 5/1/2015, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.875%, 5/1/2016 (a) (c)	3,250,000	3,397,046

	Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662F, 144A, 9.895%, 5/1/2016, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 6.0%, 5/1/2011 (a) (c)			2,160,000	2,263,248
	Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662A, 144A, 10.145%, 5/1/2011, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 25, 6.0%, 5/1/2011 (a) (c)			2,730,000	2,860,494
	Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662G, 144A, 10.145%, 5/1/2011, Leverage Factor at purchase date: 2 to 1

				126,440,842
Puerto Rico 3.4%
Puerto Rico, Electric Power Authority Revenue, Series KK, 5.5%, 7/1/2015 (a) (c)			25,000,000	27,716,000
	Trust: Puerto Rico, Electric Power Authority Revenue, RITES-PA 1044, 144A, 16.399% , 7/1/2015, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $150,343,320)				154,156,842
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $860,519,618) †			110.9	899,668,830
Other Assets and Liabilities, Net			(10.9)	(88,593,004)

Net Assets			100.0	811,075,826

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2008.

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of May 31, 2008.

†

The cost for federal income tax purposes was $859,882,123. At May 31, 2008, net unrealized appreciation for all securities based on tax cost was $39,786,707. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $46,318,827 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,532,120.

(a)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	5.8
	Financial Guaranty Insurance Company	12.6
	Financial Security Assurance, Inc.	15.5
	MBIA Corp.	26.9
	Radian Asset Assurance, Inc.	1.4
	XL Capital Assurance, Inc.	1.3
(b)	At May 31, 2008, these securities have been pledged, in whole or in part, as collateral for open interest rate swaps.
(c)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GNMA: Government National Mortgage Association.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At May 31, 2008, open interest rate swaps were as follows:
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation ($)

5/30/2008 5/30/2025	10,800,000[1]	Fixed — 4.947%	Floating —LIBOR	43,059
5/30/2008 5/30/2025	10,800,000[2]	Fixed — 4.867%	Floating —LIBOR	143,732
8/14/2008 8/14/2025	15,300,000[1]	Fixed — 4.878%	Floating —LIBOR	197,959
Total unrealized appreciation				384,750

Counterparties:
[1] Citigroup Global Markets, Inc.
[2] Lehman Brothers, Inc.
LIBOR: Represents the London InterBank Offered Rate.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 21, 2008